Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		222 Months Ended	231 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Income Statement [Abstract]
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 347,750	$ 347,750
EXPENSES
Research and development	339,881	300,196	975,864	349,636	808,517	496,245	17,988,784	18,964,648
Management salaries	214,376	259,425	780,625	489,307	772,432	367,500	5,876,774	6,657,399
Depreciation and amortization	0	0	0	0	0	0	1,645,748	1,645,748
Legal and professional	179,878	190,723	1,077,551	696,586	874,133	551,060	7,325,136	8,402,688
Consulting fees	0	50,415	37,629	152,915	98,421	845,871	19,523,422	19,561,051
General and administrative	64,637	52,873	730,502	84,649	1,354,127	337,836	9,708,766	10,439,268
Total expenses	798,772	853,632	3,602,171	1,773,093	3,907,630	2,598,512	62,068,630	65,670,802
LOSS FROM OPERATIONS	(798,772)	(853,632)	(3,602,171)	(1,773,093)	(3,907,630)	(2,598,512)	(61,720,880)	(65,323,052)
OTHER INCOME (EXPENSE)
Asset impairment	0	0	0	0	0	0	(475,000)	(475,000)
Sale of distribution rights	0	0	0	0	0	0	1,309,966	1,309,966
Interest income	0	0	0	0	0	0	9,392	9,392
Derivative benefit/(expense)	414,895	(633,000)	(94,935)	(2,098,134)	(2,495,663)	(582,362)	(4,948,831)	(5,043,766)
Interest expense	(687,800)	(71,672)	(2,093,704)	(502,875)	(1,075,905)	(3,758,840)	(34,176,289)	(36,269,992)
Total other income (expense)	(272,905)	(704,672)	(2,188,639)	(2,601,009)	(3,571,568)	(4,341,202)	(38,280,762)	(40,469,400)
NET LOSS	(1,071,677)	(1,558,304)	(5,790,810)	(4,374,102)	(7,479,198)	(6,939,714)	(100,001,642)	(105,792,452)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	8,602	9,297	25,806	31,703	59,476	89,080	222,329	248,135
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,063,075)	$ (1,549,007)	$ (5,765,004)	$ (4,342,399)	$ (7,419,722)	$ (6,850,634)	$ (99,779,313)	$ (105,544,317)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED	$ (0.04)	$ (0.18)	$ (0.24)	$ (0.68)	$ (0.91)	$ (3.19)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	28,935,882	8,403,425	23,986,056	6,354,005	8,189,521	2,146,585